UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Christopher T. Winkler     Los Angeles, CA               08/13/2012
   --------------------------   ------------------------------------------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             58
                                               -------------

Form 13F Information Table Value Total:          $2,120,470
                                                  -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALTERA CORP                  COM            021441100   14,935    441,350 SH       SOLE       0           441,350      0    0
AMERICAN INTL GROUP INC      COM NEW        026874784   64,504  2,010,100 SH       SOLE       0         2,010,100      0    0
APPLE INC                    COM            037833100   91,225    156,207 SH       SOLE       0           156,207      0    0
ASCENA RETAIL GROUP INC      COM            04351G101    6,467    347,300 SH       SOLE       0           347,300      0    0
BANK OF AMERICA CORPORATION  COM            60505104    98,292 12,016,137 SH       SOLE       0        12,016,137      0    0
BED BATH & BEYOND INC        COM            075896100   25,443    411,700 SH       SOLE       0           411,700      0    0
CAREFUSION CORP              COM            14170T101   34,160  1,330,228 SH       SOLE       0         1,330,228      0    0
CELANESE CORP DEL            COM SER A      150870103   26,173    756,016 SH       SOLE       0           756,016      0    0
CF INDS HLDGS INC            COM            125269100   82,729    427,013 SH       SOLE       0           427,013      0    0
CITIGROUP INC                COM NEW        172967424   49,951  1,822,367 SH       SOLE       0         1,822,367      0    0
COMCAST CORP NEW             CL A SPL       20030N200   30,323    965,686 SH       SOLE       0           965,686      0    0
COMCAST CORP NEW             CL A           20030N101   61,203  1,914,400 SH       SOLE       0         1,914,400      0    0
CONSOL ENERGY INC            COM            20854P109   15,410    509,600 SH       SOLE       0           509,600      0    0
CROCS INC                    COM            227046109    8,515    527,219 SH       SOLE       0           527,219      0    0
CSX CORP                     COM            126408103   21,253    950,500 SH       SOLE       0           950,500      0    0
DISH NETWORK CORP            CL A           25470M109    7,439    260,546 SH       SOLE       0           260,546      0    0
E TRADE FINANCIAL CORP       COM NEW        269246401   10,999  1,368,045 SH       SOLE       0         1,368,045      0    0
EOG RES INC                  COM            26875P101   86,643    961,529 SH       SOLE       0           961,529      0    0
GLOBAL PMTS INC              COM            37940X102   53,334  1,233,716 SH       SOLE       0         1,233,716      0    0
GOOGLE INC                   CL A           38259P508  118,724    204,672 SH       SOLE       0           204,672      0    0
HALLIBURTON CO               COM            406216101   30,082  1,059,600 SH       SOLE       0         1,059,600      0    0
HELMERICH & PAYNE INC        COM            423452101   35,639    819,669 SH       SOLE       0           819,669      0    0
HERTZ GLOBAL HOLDINGS INC    COM            42805T105   33,675  2,630,893 SH       SOLE       0         2,630,893      0    0
HUMANA INC                   COM            444859102   57,994    748,889 SH       SOLE       0           748,889      0    0
INTL PAPER CO                COM            460146103   43,151  1,492,600 SH       SOLE       0         1,492,600      0    0
KOHLS CORP                   COM            500255104   14,450    317,658 SH       SOLE       0           317,658      0    0
LIBERTY INTERACTIVE CORPORAT INT COM SER A  53071M104   46,786  2,632,096 SH       SOLE       0         2,632,096      0    0
LILLY ELI & CO               COM            532457108   16,907    394,000 SH       SOLE       0           394,000      0    0
LOUISIANA PAC CORP           COM            546347105   25,466  2,340,658 SH       SOLE       0         2,340,658      0    0
MERCK & CO INC NEW           COM            58933Y105   17,339    415,300 SH       SOLE       0           415,300      0    0
METLIFE INC                  COM            59156R108   66,075  2,141,800 SH       SOLE       0         2,141,800      0    0
MICROSOFT CORP               COM            594918104  148,898  4,867,525 SH       SOLE       0         4,867,525      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   14,518    225,300 SH       SOLE       0           225,300      0    0
NCR CORP NEW                 COM            62886E108   15,179    667,800 SH       SOLE       0           667,800      0    0
NORDSTROM INC                COM            655664100   10,554    212,400 SH       SOLE       0           212,400      0    0
NXP SEMICONDUCTORS N V       OTC EQUITY     N6596X109   26,326  1,133,271 SH       SOLE       0         1,133,271      0    0
OFFICE DEPOT INC             COM            676220106   12,158  5,628,767 SH       SOLE       0         5,628,767      0    0
OFFICEMAX INC DEL            COM            67622P101    8,137  1,608,087 SH       SOLE       0         1,608,087      0    0
PENNEY J C INC               COM            708160106   51,354  2,203,100 SH       SOLE       0         2,203,100      0    0
PFIZER INC                   COM            717081103   16,555    719,800 SH       SOLE       0           719,800      0    0
PIONEER NAT RES CO           COM            723787107    6,457     73,200 SH       SOLE       0            73,200      0    0
PPG INDS INC                 COM            693506107   31,789    299,561 SH       SOLE       0           299,561      0    0
RESEARCH IN MOTION LTD       COM            760975102    7,207    975,200 SH       SOLE       0           975,200      0    0
SAFEWAY INC                  COM NEW        786514208   26,972  1,486,073 SH       SOLE       0         1,486,073      0    0
SANDISK CORP                 COM            80004C101   22,860    626,655 SH       SOLE       0           626,655      0    0
SCHWAB CHARLES CORP NEW      COM            808513105   30,123  2,329,719 SH       SOLE       0         2,329,719      0    0
SEALED AIR CORP NEW          COM            81211K100   29,103  1,884,900 SH       SOLE       0         1,884,900      0    0
SHAW GROUP INC               COM            820280105   14,231    521,100 SH       SOLE       0           521,100      0    0
SPRINT NEXTEL CORP           COM SER 1      852061100   29,816  9,145,930 SH       SOLE       0         9,145,930      0    0
SUNTRUST BKS INC             COM            867914103   31,303  1,291,900 SH       SOLE       0         1,291,900      0    0
TARGET CORP                  COM            87612E106   57,642    990,583 SH       SOLE       0           990,583      0    0
TEMPUR PEDIC INTL INC        COM            88023U101    9,878    422,300 SH       SOLE       0           422,300      0    0
TILLYS INC                   CL A           886885102      401     25,000 SH       SOLE       0            25,000      0    0
TUMI HLDGS INC               COM            89969Q104      350     20,000 SH       SOLE       0            20,000      0    0
UNION PAC CORP               COM            907818108   62,586    524,563 SH       SOLE       0           524,563      0    0
WPX ENERGY INC               COM            98212B103   20,242  1,251,068 SH       SOLE       0         1,251,068      0    0
WYNN RESORTS LTD             COM            983134107   21,482    207,113 SH       SOLE       0           207,113      0    0
YAHOO INC                    COM            984332106  119,063  7,521,362 SH       SOLE       0         7,521,362      0    0
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